UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund II

Arizona Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.0%
Long-Term Municipal Bonds - 101.0%
Arizona - 82.5%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.25%, 7/01/29	$1,500	$1,765,215
Series 2013A
5.00%, 7/01/37	3,000	3,438,570
Arizona Game & Fish Department & Commission
Series 2006
5.00%, 7/01/26	1,000	1,054,890
Arizona Health Facilities Authority (Dignity Health Obligated Group)
Series 2009D
5.00%, 7/01/28	1,000	1,116,720
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/34	3,000	3,411,450
Arizona State University
Series 2014
5.00%, 8/01/33	2,050	2,385,114
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 7/01/28	2,000	2,326,080
City of Mesa AZ (City of Mesa AZ Excise Tax)
Series 2013
5.00%, 7/01/32	5,000	5,774,750
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2008A
5.00%, 7/01/26	4,080	4,604,810
Series 2010A
5.00%, 7/01/31	2,000	2,210,540
City of Show Low AZ
ACA Series 2000
6.00%, 1/01/18	385	387,610
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 7/01/28-7/01/29	2,360	2,706,228
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/26	1,000	1,154,010
AGM Series 2010
5.00%, 7/01/25	2,000	2,300,180
County of Pinal AZ
Series 2014
5.00%, 8/01/32	4,540	5,269,850
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	310	295,179

	Principal Amount (000)	U.S. $ Value
Downtown Phoenix Hotel Corp. (Downtown Phoenix Hotel Corp. Hotel Occupancy Tax)
FGIC Series 2005A
5.00%, 7/01/29	$1,400	$1,418,956
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27	916	918,373
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Golf Village)
Series 2001A
7.875%, 7/01/25	1,725	1,728,036
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,694,250
Goodyear Industrial Development Authority (Litchfield Park Service Co.)
Series 1999
5.95%, 10/01/23	1,995	1,996,536
Greater Arizona Development Authority
NATL Series 2005A
5.00%, 8/01/21	1,600	1,639,680
NATL Series 2005B
5.00%, 8/01/25	4,320	4,424,846
Hassayampa Community Facilities District
Series 2000
7.50%, 7/01/24	405	405,288
Industrial Development Authority of the City of Phoenix (The) (Capitol Mall LLC Lease)
AMBAC Series 2005
5.00%, 9/15/25	4,000	4,128,920
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2012
6.00%, 7/01/32	250	267,700
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/32	3,500	3,849,475
Industrial Development Authority of the County of Pima (The) (Horizon Community Learning Center)
Series 2005
5.125%, 6/01/20	1,500	1,502,985
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	2,000	2,326,360
Pima County Regional Transportation Authority
Series 2011
5.00%, 6/01/26	4,000	4,660,200
Pinal County Industrial Development Authority (Florence West Prison LLC)
ACA Series 2006A
5.25%, 10/01/22	1,400	1,433,264

	Principal Amount (000)	U.S. $ Value
Salt River Project Agricultural Improvement & Power District
Series 2012A
5.00%, 12/01/29	$1,500	$1,776,450
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	1,000	1,150,670
5.25%, 12/01/22-12/01/23	1,165	1,391,553
Scottsdale Industrial Development Authority (Scottsdale Healthcare Hospitals Obligated Group)
AGM Series 2006C
5.00%, 9/01/35	1,500	1,679,700
State of Arizona COP
AGM Series 2008A
5.00%, 9/01/24	6,000	6,589,680
State of Arizona Lottery Revenue
AGM Series 2010A
5.00%, 7/01/28	6,000	6,737,940
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.)
Series 2014
5.00%, 6/01/44	1,200	1,342,104
Sundance Community Facilities District Assessment District No 1
Series 2002
7.75%, 7/01/22	526	526,389
Tucson Airport Authority, Inc.
AMBAC Series 2001
5.35%, 6/01/31	6,475	6,495,785
Tucson Industrial Development Authority (University of Arizona)
AMBAC Series 2002A
5.00%, 7/15/32	985	985,630
University of Arizona
Series 2014
5.00%, 8/01/33	3,765	4,387,279
West Campus Housing LLC (Arizona State University)
AMBAC Series 2005
5.00%, 7/01/30	2,200	2,203,322
Western Maricopa Education Center District No 402
Series 2014B
4.50%, 7/01/34	2,175	2,425,495

		111,288,062

District of Columbia - 0.9%
District of Columbia Water & Sewer Authority
Series 2014C
5.00%, 10/01/44	1,000	1,152,220

Florida - 1.6%
City of Orlando FL
Series 2014A
5.25%, 11/01/33	1,820	2,160,467

	Principal Amount (000)	U.S. $ Value
Illinois - 4.2%
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	$2,360	$2,679,402
Illinois Finance Authority (Advocate Health Care Network Obligated Group)
Series 2014
5.00%, 8/01/33	1,600	1,837,168
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	1,000	1,140,360

		5,656,930

Nebraska - 1.0%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	1,165	1,382,342

New York - 4.7%
New York State Dormitory Authority (New York State Pers Income Tax)
Series 2012A
5.00%, 12/15/30 (a)	4,655	5,492,156
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	820	916,522

		6,408,678

Puerto Rico - 2.8%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,855	1,859,304
Series 2008
5.125%, 12/01/27	385	409,794
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group)
Series 2000A
6.125%, 11/15/30	1,500	1,536,465

		3,805,563

Texas - 3.3%
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/28	1,460	1,721,676
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/32	1,000	1,194,820
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	840	1,011,074

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	$420	$496,558

		4,424,128

Total Investments - 101.0% (cost $129,642,682) (b)		136,278,390
Other assets less liabilities - (1.0)%		(1,389,727)

Net Assets - 100.0%		$134,888,663

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,710,576 and gross unrealized depreciation of investments was $(74,868), resulting in net unrealized appreciation of $6,635,708.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 29.7% and 0.0%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

Arizona Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$126,832,027		$9,446,363		$136,278,390

Total Investments in Securities		– 0	–	126,832,027		9,446,363		136,278,390
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$126,832,027		$9,446,363		$136,278,390

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$9,974,477		$9,974,477
Accrued discounts/(premiums)	2,316		2,316
Realized gain (loss)	6,593		6,593
Change in unrealized appreciation/depreciation	976		976
Purchases	– 0	–	– 0	–
Sales	(538,000)		(538,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$9,446,362		$9,446,362

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$976		$976

As of December 31, 2014 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

Massachusetts Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.4%
Long-Term Municipal Bonds - 98.4%
Massachusetts - 82.6%
Boston Water & Sewer Commission
Series 2009A
5.00%, 11/01/26	$2,000	$2,311,640
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,826,300
City of Fall River MA
AGM Series 2008
5.00%, 7/15/28	5,085	5,677,097
City of Springfield MA
AGM Series 2007
5.00%, 8/01/19	3,000	3,238,710
Commonwealth of Massachusetts
Series 2008A
5.00%, 9/01/28	2,800	3,176,964
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/01/31	2,500	2,924,025
AGM Series 2005A
3.86%, 6/01/20 (a)	2,000	2,170,780
Marthas Vineyard Land Bank
Series 2014
5.00%, 5/01/31-5/01/32	2,830	3,306,660
Massachusetts Bay Transportation Authority
Series 2010B
5.00%, 7/01/28-7/01/29	1,670	1,944,459
Series 2012A
5.00%, 7/01/41	2,850	3,239,880
Massachusetts Clean Water Trust (The)
Series 200612
5.00%, 8/01/16 (Pre-refunded/ETM)	3,000	3,217,170
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2009
5.00%, 8/01/25	3,000	3,508,320
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/26	6,900	7,776,369
Massachusetts Development Finance Agency
Series 2008
5.00%, 9/01/18 (Pre-refunded/ETM)	6,000	6,867,960
Massachusetts Development Finance Agency (Baystate Medical Obligated Group)
Series 2014N
5.00%, 7/01/44	7,000	7,859,390
Massachusetts Development Finance Agency (Bentley University)
Series 2010
5.00%, 7/01/28	4,500	5,058,630
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,321,519

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Boston College)
Series 2010R-1
5.00%, 7/01/31	$3,250	$3,705,227
Massachusetts Development Finance Agency (Boston University)
Series 2009V-1
5.00%, 10/01/29	3,300	3,762,759
Massachusetts Development Finance Agency (Brandeis University)
Series 2008N
5.00%, 10/01/26-10/01/27	3,300	3,725,672
Series 2010O-2
5.00%, 10/01/28	3,500	3,975,510
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The))
Series 2014P
5.00%, 10/01/34	1,055	1,232,936
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38-11/01/43	7,925	8,970,873
Massachusetts Development Finance Agency (MCPHS University)
Series 2013F
4.00%, 7/01/32	1,000	1,058,270
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.00%, 7/01/27-7/01/32	3,980	4,216,114
Massachusetts Development Finance Agency (Sterling and Francine Clark Art Institute)
Series 2011
5.00%, 7/01/31	7,000	7,881,090
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The))
Series 2010
5.00%, 10/01/30	5,000	5,765,000
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research)
Series 2011
5.00%, 6/01/26	1,460	1,713,354
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,760,455
Massachusetts Health & Educational Facilities Authority
Series 2007L
5.00%, 7/01/16 (Pre-refunded/ETM)	4,665	4,977,602
Series 2009O
5.75%, 7/01/18 (Pre-refunded/ETM)	5,500	6,401,065
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.)
Series 2007A
5.00%, 10/01/32	3,000	3,288,870

	Principal Amount (000)	U.S. $ Value
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	$1,005	$1,076,546
Massachusetts Health & Educational Facilities Authority (Milford Regional Medical Center Obligated Group)
Series 2007E
5.00%, 7/15/22	1,220	1,300,349
Massachusetts Health & Educational Facilities Authority (Northeastern University)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	7,925,467
Massachusetts Health & Educational Facilities Authority (Partners Healthcare System, Inc.)
Series 2007G-5
5.00%, 7/01/27	2,000	2,188,700
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College)
Series 2009A
5.25%, 11/15/23	2,000	2,332,480
Massachusetts Health & Educational Facilities Authority (Sterling and Francine Clark Art Institute)
Series 2010B
5.00%, 7/01/30	3,860	4,411,362
Massachusetts Health & Educational Facilities Authority (Suffolk University)
Series 2009A
6.00%, 7/01/24	2,000	2,331,340
Massachusetts Health & Educational Facilities Authority (Winchester Hospital)
Series 2010
5.25%, 7/01/38	2,500	2,734,925
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution)
Series 2008B
5.25%, 6/01/26	1,905	2,159,413
5.375%, 6/01/27	3,060	3,475,885
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	2,750	3,133,680
Series 2012B
5.00%, 7/01/32	1,430	1,658,929
Massachusetts School Building Authority
Series 2011B
5.00%, 10/15/32	3,720	4,328,890
Series 2013A
5.00%, 5/15/32	2,500	2,952,175
NATL Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	7,000	7,205,450
Massachusetts State College Building Authority
AMBAC Series 2006A
5.00%, 5/01/16 (Pre-refunded/ETM)	2,635	2,800,135

	Principal Amount (000)	U.S. $ Value
Massachusetts Water Resources Authority
Series 2011B
5.00%, 8/01/26-8/01/29	$4,425	$5,187,387
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/27	6,000	6,896,880
University of Massachusetts Building Authority
Series 20082
5.00%, 5/01/26-5/01/27	6,000	6,724,264

		207,684,927

Arizona - 2.6%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	4,065	4,455,078
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	275	261,852
Goodyear Industrial Development Authority (Litchfield Park Service Co.)
Series 2001
6.75%, 10/01/31	1,160	1,160,928
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	759,442

		6,637,300

California - 0.7%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008
6.25%, 8/15/28	1,055	1,212,701
Series 2008A
5.50%, 8/15/23	360	408,215

		1,620,916

Florida - 1.8%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,127,550
County of Miami-Dade FL Aviation Revenue (Miami-Dade Intl Airport)
Series 2014
5.00%, 10/01/27	3,000	3,486,690

		4,614,240

Georgia - 0.2%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	510,990

	Principal Amount (000)	U.S. $ Value
Illinois - 1.2%
Illinois Finance Authority (Advocate Health Care Network Obligated Group)
Series 2014
5.00%, 8/01/33	$1,900	$2,181,637
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax)
Series 2005A
5.95%, 3/01/28	351	358,557
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24	500	485,135

		3,025,329

Michigan - 1.1%
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	1,000	1,133,840
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,605	1,738,568

		2,872,408

Nevada - 0.3%
State of Nevada
NATL Series 2007B
5.00%, 12/01/25	620	693,613

New Jersey - 1.8%
New Jersey Economic Development Authority
Series 2014U
5.00%, 6/15/40	1,400	1,519,476
New Jersey State Turnpike Authority
Series 2014A
5.00%, 1/01/33	2,580	3,000,927

		4,520,403

New York - 3.3%
City of New York NY
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	1,080	1,148,796
5.00%, 6/01/22	5	5,310
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28	6,065	7,019,146

		8,173,252

Ohio - 0.5%
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2006
3.625%, 12/01/33	1,295	1,341,607

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 1.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	$695	$696,334
Series 2008
5.125%, 12/01/27	1,965	2,091,546

		2,787,880

Texas - 0.8%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,090	1,311,989
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	545	644,343

		1,956,332

Wisconsin - 0.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (b)	750	903,638

Total Municipal Obligations (cost $228,664,267)		247,342,835

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (d) (cost $107,290)	107,290	107,290

Total Investments - 98.4% (cost $228,771,557) (e)		247,450,125
Other assets less liabilities - 1.6%		3,991,287

Net Assets - 100.0%		$251,441,412

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/01/17	SIFMA	*	3.792%	$728,311

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of December 31, 2014.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the market value of this security amounted to $903,638 or 0.4% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,693,583 and gross unrealized depreciation of investments was $(15,015), resulting in net unrealized appreciation of $18,678,568.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.8% and 45.9%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

Massachusetts Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$240,098,761		$7,244,074		$247,342,835
Short-Term Investments		107,290		– 0	–	– 0	–	107,290

Total Investments in Securities		107,290		240,098,761		7,244,074		247,450,125
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	728,311		– 0	–	728,311
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$107,290		$240,827,072		$7,244,074		$248,178,436

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$7,485,011		$7,485,011
Accrued discounts/(premiums)	(7,134)		(7,134)
Realized gain (loss)	10,590		10,590
Change in unrealized appreciation/depreciation	(27,953)		(27,953)
Purchases	– 0	–	– 0	–
Sales	(216,440)		(216,440)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$7,244,074		$7,244,074

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(27,953)		$(27,953)

+	There were no transfers between any levels during the reporting period.

As of December 31 2014, all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - Michigan Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 97.8%
Michigan - 79.7%
City of Detroit MI
Series 2010
5.00%, 11/01/30	$2,000	$2,175,280
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/32	2,000	2,170,000
City of Grand Rapids MI Sanitary Sewer System Revenue
Series 2012
5.00%, 1/01/30	1,180	1,390,488
City of Holland MI
Series 2014A
5.00%, 7/01/33	1,250	1,428,800
Detroit City School District
Series 2012A
5.00%, 5/01/31	2,365	2,582,627
Dexter Community Schools
AGM Series 2008
5.00%, 5/01/25	2,250	2,506,342
Lansing Community College
Series 2012
5.00%, 5/01/32	1,240	1,418,486
Michigan Finance Authority (CHE Trinity Health Obligated Group)
Series 2010A
5.00%, 12/01/27	1,000	1,153,580
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/34	1,000	1,079,930
Michigan Finance Authority (Michigan Finance Authority SRF)
Series 2012
5.00%, 10/01/30	1,000	1,178,670
Michigan Finance Authority (Oakwood Obligated Group)
Series 2013
5.00%, 8/15/31	1,500	1,718,715
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31	1,165	1,294,094
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,875	2,031,038
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/32	1,600	1,700,400
Michigan State Housing Development Authority (Danbury Superior Ltd. Dividend Housing Association LP)
Series 2002A
5.30%, 6/01/35	2,320	2,327,122

	Principal Amount (000)	U.S. $ Value
Michigan State University
Series 2013A
5.00%, 8/15/38	$2,000	$2,294,880
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	650	645,996
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	500	514,350
Michigan Strategic Fund (Michigan Strategic Fund State Lease)
Series 2011
5.25%, 10/15/31	2,150	2,426,210
Michigan Technological University
Series 2012A
5.00%, 10/01/26	1,550	1,794,001
Oakland University
Series 2012
5.00%, 3/01/27-3/01/32	2,600	2,940,947
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/18	1,050	1,002,782
Southfield Library Building Authority (City of Southfield MI)
NATL Series 2005
5.00%, 5/01/25	3,340	3,387,562
State of Michigan (State of Michigan Fed Hwy Grant)
AGM Series 2007
5.25%, 9/15/26	3,500	3,876,250
Wayne County Airport Authority
Series 2014B
5.00%, 12/01/44	1,000	1,106,930

		46,145,480

Arizona - 0.3%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	170	161,872

Florida - 1.0%
Pinellas County Educational Facilities Authority (Barry University)
Series 2012
5.00%, 10/01/27	500	551,490

Georgia - 2.5%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/32	1,250	1,466,063

	Principal Amount (000)	U.S. $ Value
Illinois - 1.3%
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax)
Series 2005A
5.95%, 3/01/28	$350	$357,535
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2003
6.625%, 3/01/33	474	422,434

		779,969

Massachusetts - 0.8%
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	450	466,614

New York - 2.0%
New York City Water & Sewer System
Series 2014D
5.00%, 6/15/39	1,000	1,147,420

Puerto Rico - 5.9%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,215	1,217,819
Series 2008
5.125%, 12/01/27	145	154,338
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group)
Series 2000A
6.125%, 11/15/30	2,000	2,048,620

		3,420,777

Tennessee - 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	400	443,004

Texas - 3.5%
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/32	1,000	1,194,820
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	470	565,720
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	235	277,836

		2,038,376

U.S. $ Value
Total Investments - 97.8% (cost $54,013,310) (b)	$56,621,065
Other assets less liabilities - 2.2%	1,247,399

Net Assets - 100.0%	$57,868,464

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the market value of this security amounted to $645,996 or 1.1% of net assets.
(b)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,734,561 and gross unrealized depreciation of investments was $(126,806), resulting in net unrealized appreciation of $2,607,755.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.3% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

Michigan Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$52,706,106		$3,914,959		$56,621,065

Total Investments in Securities		– 0	–	52,706,106		3,914,959		56,621,065
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$52,706,106		$3,914,959		$56,621,065

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$4,152,514		$4,152,514
Accrued discounts/(premiums)	2,298		2,298
Realized gain (loss)	8,777		8,777
Change in unrealized appreciation/depreciation	(1,745)		(1,745)
Purchases	– 0	–	– 0	–
Sales	(231,485)		(231,485)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$3,930,359		$3,930,359

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(16,227)		$(16,227)

As of December 31, 2014 all level 3 securities were priced by third party vendors.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - Minnesota Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.9%
Long-Term Municipal Bonds - 97.9%
Minnesota - 97.9%
Anoka-Hennepin Independent School District No 11 COP
Series 2014A
5.00%, 2/01/34	$1,695	$1,927,774
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 1/01/22-1/01/32	2,850	3,224,829
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014
5.00%, 11/01/29-11/01/44	800	914,376
City of Chaska MN Electric Revenue
Series 2005A
5.25%, 10/01/25	1,000	1,034,700
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2007
5.00%, 5/01/22	650	699,803
City of Minneapolis MN (Fairview Health Services Obligated Group)
AMBAC Series 2005D
5.00%, 11/15/30	1,000	1,031,110
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/30	1,000	1,230,490
City of Minneapolis MN (National Marrow Donor Program)
Series 2010
4.875%, 8/01/25	1,170	1,233,964
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care)
Series 2010A
5.00%, 8/15/30	1,000	1,022,700
5.25%, 8/15/25-8/15/35	1,500	1,715,270
City of Minnetonka MN (Minnetonka Heights LP)
Series 1999A
5.30%, 1/20/27	1,620	1,620,211
City of Rochester MN (Mayo Clinic/Rochester MN)
Series 2010D
5.00%, 11/15/38	1,000	1,119,290
City of Rochester MN Electric Utility Revenue
Series 2013B
5.00%, 12/01/43	1,000	1,150,160
City of St Cloud MN (CentraCare Health System Obligated Group)
Series 2010A
5.125%, 5/01/30	1,500	1,692,540
City of St Louis Park MN (Park Nicollet Health Services Obligated Group)
Series 2009
5.50%, 7/01/29	1,150	1,306,526

	Principal Amount (000)	U.S. $ Value
City of St Paul MN (City of St Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/30-11/01/32	$2,900	$3,379,788
City of St Paul MN Recreational Facilities Revenue (Highland National Project)
Series 2005
5.00%, 10/01/20-10/01/25	2,750	2,843,540
City of White Bear Lake MN (Renova Partners LP)
Series 2001
5.60%, 10/01/30	1,000	999,960
County of Hennepin MN Sales Tax Revenue
Series 2008B
5.00%, 12/15/23	3,475	3,906,039
Farmington Independent School District No 192
AGM Series 2005B
5.00%, 2/01/24	3,875	3,887,477
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/25	420	491,908
Minneapolis-St Paul Metropolitan Airports Commission
Series 2010A
5.00%, 1/01/30	1,250	1,413,162
Series 2012B
5.00%, 1/01/29-1/01/31	1,900	2,218,999
Minnesota Agricultural & Economic Development Board (Essentia Health)
AGC Series 2008C-1
5.50%, 2/15/25	1,000	1,148,170
Minnesota Higher Education Facilities Authority (Carleton College)
Series 2010D
5.00%, 3/01/30	2,000	2,265,220
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.)
Series 2010H
5.125%, 12/01/30	1,000	1,086,200
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/31	2,770	3,076,085
Minnesota Higher Education Facilities Authority (St Catherine University)
Series 2012S
5.00%, 10/01/32	1,400	1,495,158
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 2010 7-F
5.00%, 10/01/20	700	803,292
Minnesota Higher Education Facilities Authority (University of St Thomas/Minneapolis)
Series 2009 7-A
5.00%, 10/01/29	1,000	1,125,730

	Principal Amount (000)	U.S. $ Value
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/32	$750	$873,735
North St Paul-Maplewood-Oakdale Independent School District No 622
AGM Series 2006B
5.00%, 8/01/20	3,425	3,732,976
Northern Municipal Power Agency
Series 2010A-2
5.00%, 1/01/23-1/01/24	4,135	4,745,389
St Paul Housing & Redevelopment Authority (Allina Health System)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,388,712
St Paul Housing & Redevelopment Authority (Block 19 Ramp Parking Project)
Series 2010A
5.00%, 8/01/30	1,870	2,110,351
St Paul Port Authority (Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/29	2,445	2,752,728
St Paul Port Authority (St Paul Port Authority State Lease)
Series 2013-3
5.00%, 12/01/24	3,945	4,773,253
State of Minnesota
Series 2008A
5.00%, 6/01/21	3,000	3,397,230
State of Minnesota (State of Minnesota Pub Safety Communications)
AGC Series 2009
5.00%, 6/01/21	1,970	2,274,503
University of Minnesota
Series 2014B
4.00%, 1/01/32	2,000	2,130,520
5.00%, 1/01/39	1,500	1,743,750
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 1/01/40	2,500	2,876,400
Woodbury Housing & Redevelopment Authority (St Therese of Woodbury)
Series 2014
5.25%, 12/01/49	435	438,654

Total Municipal Obligations (cost $79,100,832)		84,302,672

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (a) (b) (cost $441,615)	441,615	441,615

U.S. $ Value
Total Investments - 98.4% (cost $79,542,447) (c)	$84,744,287
Other assets less liabilities - 1.6%	1,362,948

Net Assets - 100.0%	$86,107,235

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,500	8/01/16	SIFMA	*	4.071%	$228,751

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,253,601 and gross unrealized depreciation of investments was $(51,761), resulting in net unrealized appreciation of $5,201,840.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 14.3% and 0.0%, respectively

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation

AB Municipal Income Fund II

Minnesota Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$83,864,018		$438,654		$84,302,672
Short-Term Investments		441,615		– 0	–	– 0	–	441,615

Total Investments in Securities		441,615		83,864,018		438,654		84,744,287
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	228,751		– 0	–	228,751
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$441,615		$84,092,769		$438,654		$84,973,038

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds			Total
Balance as of 9/30/14	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		3,654			3,654
Purchases		435,000			435,000
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 12/31/14		$438,654			$438,654

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14		$3,654			$3,654

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - New Jersey Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.5%
Long-Term Municipal Bonds - 97.5%
New Jersey - 69.0%
Bergen County Improvement Authority
Series 2005
5.00%, 4/01/15 (Pre-refunded/ETM)	$1,555	$1,573,023
Landis Sewage Authority
NATL Series 1993
9.854%, 9/19/19 (a)	1,400	1,610,042
Middlesex County Improvement Authority (Skyline Obligated Group)
Series 2001
5.25%, 7/01/21	635	636,175
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/26	3,320	3,688,487
New Jersey Economic Development Authority
Series 2003A
5.00%, 3/01/24	1,500	1,502,985
Series 2005O
5.25%, 3/01/15 (Pre-refunded/ETM)	1,100	1,108,580
Series 2013
5.00%, 3/01/30	4,000	4,383,560
AGM Series 2007U
5.00%, 9/01/17 (Pre-refunded/ETM)	3,540	3,938,356
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 4/01/28	1,000	1,242,040
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/28	1,000	1,114,790
5.50%, 1/01/27	1,000	1,160,590
New Jersey Economic Development Authority (Seeing Eye, Inc.(The))
Series 2012
5.00%, 6/01/32	4,000	4,451,600
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	1,165	1,231,405
New Jersey Educational Facilities Authority
Series 2005A
5.00%, 7/01/15 (Pre-refunded/ETM)	280	286,569
New Jersey Educational Facilities Authority (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,846,500
New Jersey Educational Facilities Authority (Princeton University)
Series 2005A
5.00%, 7/01/23	3,200	3,266,656
New Jersey Educational Facilities Authority (Richard Stockton College of New Jersey)
Series 2008A
5.50%, 7/01/23	4,500	5,135,490

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority
RADIAN Series 2004A
5.25%, 2/02/15 (Pre-refunded/ETM)	$2,085	$2,558,524
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	1,000	1,122,670
New Jersey Health Care Facilities Financing Authority (Hackensack University Medical Center)
Series 2010
5.00%, 1/01/34	1,940	2,084,006
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	2,100	2,287,698
New Jersey Health Care Facilities Financing Authority (Palisades Medical Center Obligated Group)
Series 2013
5.25%, 7/01/31	1,800	2,033,766
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/43	5,200	5,760,300
New Jersey Transportation Trust Fund Authority
Series 2011B
5.00%, 6/15/42	3,100	3,287,085
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
NATL Series 2006A
5.00%, 6/15/18	3,400	3,577,072
North Hudson Sewerage Authority/NJ
NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,178,011
Rutgers The State University of New Jersey
Series 2009F
5.00%, 5/01/30	1,000	1,133,280
Series 2013L
5.00%, 5/01/30	4,500	5,288,400
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	2,000	1,503,980
Union County Improvement Authority (Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 8/15/23	2,885	2,893,626
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,560	5,010,254

		87,895,520

	Principal Amount (000)	U.S. $ Value
Arizona - 0.2%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	$245	$233,287

California - 1.4%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008
6.25%, 8/15/28	1,165	1,339,144
Series 2008A
5.50%, 8/15/23	400	453,572

		1,792,716

Delaware - 1.7%
Delaware River & Bay Authority
Series 2014A
5.00%, 1/01/44	1,925	2,176,078

District of Columbia - 2.8%
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	3,070	3,583,672

Florida - 0.1%
Hammock Bay Community Development District
Series 2004A
6.15%, 5/01/24	140	141,200

Guam - 0.4%
Guam Government Waterworks Authority
Series 2005
6.00%, 7/01/15 (Pre-refunded/ETM)	500	513,860

Idaho - 3.2%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	3,600	4,085,856

Illinois - 0.4%
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax)
Series 2005A
5.95%, 3/01/28	490	500,550

New York - 11.8%
City of New York NY
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	950	1,010,515
Metropolitan Transportation Authority
Series 2013C
5.00%, 11/15/32	2,000	2,295,300
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	2,040	2,378,864

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey
Series 2012
5.00%, 7/15/30	$4,250	$4,924,688
Series 2014
5.00%, 9/01/31	1,100	1,274,163
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	3,175	3,185,414

		15,068,944

Ohio - 0.3%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
10.635%, 8/01/25	32	24,867
Series 2004A
7.125%, 8/01/25 (b)	500	398,210

		423,077

Pennsylvania - 4.0%
Delaware River Port Authority
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	5,038,497

Puerto Rico - 1.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,310	1,313,039
Series 2008
5.125%, 12/01/27	305	324,642

		1,637,681

Texas - 0.9%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/34	1,000	1,153,210

Total Municipal Obligations (cost $114,879,307)		124,244,148

	Shares
SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (c)(d) (cost $1,647,763)	1,647,763	1,647,763

U.S. $ Value
Total Investments - 98.8% (cost $116,527,070) (e)	$125,891,911
Other assets less liabilities - 1.2%	1,552,285

Net Assets - 100.0%	$127,444,196

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA	*	4.129%	$224,642

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of December 31, 2014.
(b)	Illiquid security.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,656,465 and gross unrealized depreciation of investments was $(291,624), resulting in net unrealized appreciation of $9,364,841.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 23.0% and 47.8%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.

AB Municipal Income Fund II

New Jersey Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$1,153,210		$119,234,300		$3,856,638		$124,244,148
Short-Term Investments	1,647,763		– 0	–	– 0	–	1,647,763

Total Investments in Securities	2,800,973		119,234,300		3,856,638		125,891,911
Other Financial Instruments* :
Assets:
Interest Rate Swaps	– 0	–	224,645		– 0	–	224,645
Liabilities:	– 0	–	– 0	–	– 0	–	– 0	–

Total+	$2,800,973		$119,458,945		$3,856,638		$126,116,556

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$4,095,483		$4,095,483
Accrued discounts/(premiums)	3,028		3,028
Realized gain (loss)	12,192		12,192
Change in unrealized appreciation/depreciation	22,960		22,960
Purchases	– 0	–	– 0	–
Sales	(277,025)		(277,025)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$3,856,638		$3,856,638

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$24,212		$24,212

As of December 31, 2014 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - Ohio Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 98.5%
Ohio - 83.5%
Central Ohio Solid Waste Authority
Series 2012
5.00%, 6/01/22 (Pre-refunded/ETM)	$155	$189,591
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	4,500	5,186,880
City of Cleveland OH
Series 2012
5.00%, 12/01/28	2,215	2,544,725
City of Cleveland OH (City of Cleveland OH Income Tax)
Series 2008
5.25%, 5/15/24	2,500	2,825,200
City of Cleveland OH Airport System Revenue
AMBAC Series 2006A
5.00%, 1/01/23	4,000	4,298,240
City of Columbus OH
Series 2014A
4.00%, 2/15/28	3,510	3,894,169
Cleveland Department of Public Utilities Division of Public Power
NATL Series 2006A
5.00%, 11/15/16 (Pre-refunded/ETM)	1,135	1,228,910
5.00%, 11/15/18	1,030	1,103,480
Cleveland Department of Public Utilities Division of Water
NATL Series 2007O
5.00%, 1/01/23	2,500	2,684,875
Cleveland State University
Series 2012
5.00%, 6/01/30	3,000	3,405,540
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
10.635%, 8/01/25	32	24,867
Series 2004A
7.125%, 8/01/25 (a)	500	398,210
County of Allen OH (Mercy Health/OH)
Series 2010B
5.25%, 9/01/27	2,350	2,699,304
County of Cuyahoga OH
RADIAN Series 2004
5.00%, 11/15/19	1,850	1,851,609
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,743,232
County of Cuyahoga OH (County of Cuyahoga OH Sales Tax)
Series 2014
5.00%, 12/01/34	1,000	1,173,970

	Principal Amount (000)	U.S. $ Value
County of Franklin OH (Agler Green LP)
Series 2002A
5.65%, 5/20/32	$770	$770,762
5.80%, 5/20/44	1,150	1,151,185
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	865	794,684
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,625	1,688,944
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/31	4,305	5,098,756
County of Muskingum OH (Genesis Health System Obligated Group)
Series 2013
5.00%, 2/15/48	1,000	1,022,010
Cuyahoga Community College District
Series 2009C
5.00%, 8/01/24	1,545	1,760,976
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	1,300	1,529,827
Gallia County Local School District
Series 2014
5.00%, 11/01/29	2,000	2,392,480
Hamilton City School District
NATL Series 2005
5.00%, 12/01/24	1,000	1,014,550
Hamilton County Convention Facilities Authority
NATL Series 2004
5.00%, 12/01/23	1,330	1,330,000
Kent State University
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,542,902
Miami University/Oxford OH
Series 2011
5.00%, 9/01/31	1,000	1,147,690
Northeast Ohio Regional Sewer District
Series 2013
5.00%, 11/15/43	3,000	3,421,500
Oak Hills Local School District
AGM Series 2005
5.00%, 12/01/25	1,000	1,029,510
Ohio Higher Educational Facility Commission (Denison University)
Series 2012
5.00%, 11/01/32	590	672,411
Ohio Higher Educational Facility Commission (University of Dayton)
Series 2011A
5.375%, 12/01/30	750	870,758
Ohio State Building Authority
AGM Series 2005A
5.00%, 4/01/15 (Pre-refunded/ETM)	1,500	1,517,205

	Principal Amount (000)	U.S. $ Value
Ohio State Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008C
3.95%, 11/01/32	$1,200	$1,261,656
Ohio University
Series 2013
5.00%, 12/01/32	3,120	3,586,814
Pinnacle Community Infrastructure Financing Authority
Series 2004A
6.00%, 12/01/22	1,289	1,300,060
Princeton City School District
Series 2014
4.00%, 12/01/31	1,000	1,079,760
5.00%, 12/01/39	750	870,690
RiverSouth Authority
Series 2005A
5.00%, 12/01/15 (Pre-refunded/ETM)	3,590	3,746,668
Summit County Development Finance Authority
Series 2012
5.00%, 12/01/25	3,760	4,265,682
Toledo-Lucas County Port Authority (Cargill, Inc.)
Series 2004B
4.50%, 12/01/15	2,500	2,585,100
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	1,270	1,593,939
University of Akron (The)
Series 2014A
5.00%, 1/01/32	4,080	4,673,599
University of Cincinnati COP
NATL Series 2005
5.00%, 6/01/24	4,470	4,525,964

		98,498,884

Arizona - 0.2%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	235	223,765

California - 0.7%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	750	812,730
State of California
Series 2004
5.25%, 4/01/29	5	5,021

		817,751

Florida - 2.4%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,127,550

	Principal Amount (000)	U.S. $ Value
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	$1,300	$1,474,577
Hammock Bay Community Development District
Series 2004A
6.15%, 5/01/24	205	206,757

		2,808,884

Georgia - 0.4%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	510,990

Illinois - 3.3%
Illinois State Toll Highway Authority
Series 2013A
5.00%, 1/01/32	2,250	2,560,612
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax)
Series 2005A
5.95%, 3/01/28	503	513,830
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2003
6.625%, 3/01/33	916	816,348

		3,890,790

New York - 4.0%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	3,365	3,882,907
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	745	832,694

		4,715,601

Puerto Rico - 0.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	375	399,150

Tennessee - 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	630	697,731

Texas - 3.1%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,000	1,145,180

	Principal Amount (000)	U.S. $ Value
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	$1,025	$1,185,433
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	740	890,708
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	370	437,444

		3,658,765

Total Municipal Obligations (cost $110,562,512)		116,222,311

	Shares
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (d) (cost $890,114)	890,114	890,114

Total Investments - 99.3% (cost $111,452,626) (e)		117,112,425
Other assets less liabilities – 0.7%		835,834

Net Assets - 100.0%		$117,948,259

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/01/16	SIFMA	*	4.071%	$235,287

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the market value of this security amounted to $812,730 or 0.7% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,922,572 and gross unrealized depreciation of investments was $(262,773), resulting in net unrealized appreciation of $5,659,799.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.7% and 13.3%, respectively

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.

AB Municipal Income Fund II

Ohio Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$111,754,199		$4,468,112		$116,222,311
Short-Term Investments		890,114		– 0	–	– 0	–	890,114

Total Investments in Securities		890,114		111,754,199		4,468,112		117,112,425
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	235,287		– 0	–	235,287
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$890,114		$111,989,486		$4,468,112		$117,347,712

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$7,679,292		$7,679,292
Accrued discounts/(premiums)	818		818
Realized gain (loss)	19,304		19,304
Change in unrealized appreciation/depreciation	19,462		19,462
Purchases	– 0	–	– 0	–
Sales	(3,250,764)		(3,250,764)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$4,468,112		$4,468,112

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$19,462		$19,462

As of December 31, 2014 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

Pennsylvania Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
Pennsylvania - 82.4%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010
5.00%, 8/15/25	$1,090	$1,214,227
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	500	508,140
Allegheny County Sanitary Authority
NATL Series 2005A
5.00%, 12/01/24	3,490	3,622,864
Bensalem Township School District
Series 2013
5.00%, 6/01/30	3,345	3,904,016
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/29	1,255	1,425,492
Carlisle Area School District
Series 2011
5.00%, 9/01/25	4,000	4,659,680
Chester Water Authority
Series 2014
5.00%, 12/01/32	1,410	1,675,277
City of Philadelphia PA
Series 2014A
5.25%, 7/15/31	2,500	2,957,025
City of Pittsburgh PA
AGM Series 2006C
5.25%, 9/01/16 (Pre-refunded/ETM)	2,000	2,158,920
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/28	2,800	3,295,236
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	300	323,220
Delaware County Authority (Elwyn)
Series 2010
5.00%, 6/01/25	1,645	1,756,186
Delaware County Regional Water Quality Control Authority
Series 2013
5.00%, 5/01/30	2,070	2,402,483
Delaware River Port Authority
Series 2010D
5.00%, 1/01/29	4,470	4,962,013
Montgomery County Industrial Development Authority/PA (New Regional Medical Center, Inc.)
Series 2010
5.25%, 8/01/33	735	833,328

	Principal Amount (000)	U.S. $ Value
New Wilmington Municipal Authority (Westminster College/PA)
RADIAN Series 2007
5.00%, 5/01/27	$1,040	$1,065,542
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	1,000	1,055,800
Northampton County General Purpose Authority (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,329,780
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/32	2,000	2,206,460
Pennsylvania Higher Educational Facilities Authority (Bryn Mawr College)
Series 2014
5.00%, 12/01/44	1,000	1,148,050
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University)
Series 2010
5.00%, 3/01/27-3/01/28	2,850	3,214,538
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The))
AMBAC Series 2005A
5.00%, 8/15/20	2,000	2,054,340
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/18 (Pre-refunded/ETM)	130	149,945
5.50%, 7/01/23	930	1,038,410
Pennsylvania Intergovernmental Cooperation Authority
Series 2009
5.00%, 6/15/23	4,000	4,573,440
Pennsylvania Turnpike Commission
Series 2010B2
5.00%, 12/01/30 (a)	2,185	2,320,732
Philadelphia Authority for Industrial Development (Children’s Hospital of Philadelphia Obligated Group)
Series 2014A
5.00%, 7/01/42	1,000	1,143,620
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (b)	350	234,840
Philadelphia Gas Works Co.
Series 20109
5.00%, 8/01/30	2,000	2,275,140

	Principal Amount (000)	U.S. $ Value
Philadelphia Parking Authority (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	$2,725	$2,994,421
Pittsburgh Public Parking Authority
NATL Series 2005A
5.00%, 12/01/19	2,435	2,524,779
Reading Area Water Auhtority
Series 2011
5.00%, 12/01/31	1,000	1,126,490
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/23	4,000	4,549,240
Sports & Exhibition Authority of Pittsburgh and Allegheny County
AGM Series 2010
5.00%, 2/01/31	1,075	1,211,514
State Public School Building Authority (School District of Philadelphia State Lease)
NATL Series 2005
5.00%, 5/15/26	1,775	1,799,602
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/44	4,000	4,517,000
University of Pittsburgh-of the Commonwealth System of Higher Education
Series 2014A
4.00%, 9/15/37	3,320	3,514,120
Wilkes-Barre Finance Authority (University of Scranton (The))
Series 2010
5.00%, 11/01/30	2,500	2,789,100
Wilkes-Barre Finance Authority (Wilkes University)
Series 2007
5.00%, 3/01/22	510	534,353

		86,069,363

Arizona - 0.2%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	210	199,960

District of Columbia - 2.9%
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	2,625	3,064,215

Florida - 0.2%
Hammock Bay Community Development District
Series 2004A
6.15%, 5/01/24	205	206,757

Guam - 0.5%
Guam Government Waterworks Authority
Series 2005
6.00%, 7/01/15 (Pre-refunded/ETM)	500	513,860

	Principal Amount (000)	U.S. $ Value
Illinois - 1.2%
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax)
Series 2005A
5.95%, 3/01/28	$413	$421,892
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2003
6.625%, 3/01/33	949	845,758

		1,267,650

Massachusetts - 1.7%
Massachusetts School Building Authority
Series 2013A
5.00%, 5/15/32	1,500	1,771,305

New York - 6.4%
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	1,735	2,042,633
New York City Water & Sewer System
Series 2014D
5.00%, 6/15/39	1,000	1,147,420
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/28	3,000	3,511,560

		6,701,613

Puerto Rico - 1.2%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	1,180	1,255,992

Texas - 1.3%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,200	1,374,216

Washington - 0.9%
State of Washington
AGM Series 2005B
5.00%, 7/01/15 (Pre-refunded/ETM)	920	941,813

Total Municipal Obligations (cost $96,526,067)		103,366,744

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (c)(d) (cost $125,648)	125,648	125,648

U.S. $ Value
Total Investments - 99.0% (cost $96,651,715) (e)	$103,492,392
Other assets less liabilities - 1.0%	1,025,244

Net Assets - 100.0%	$104,517,636

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(b)	Illiquid security.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,056,897 and gross unrealized depreciation of investments was $(216,220), resulting in net unrealized appreciation of $6,840,677.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 16.3% and 18.5%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.

AB Municipal Income Fund II

Pennsylvania Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$99,918,830		$3,447,914		$103,366,744
Short-Term Investments		125,648		– 0	–	– 0	–	125,648

Total Investments in Securities		125,648		99,918,830		3,447,914		103,492,392
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$125,648		$99,918,830		$3,447,914		$103,492,392

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$3,636,681		$3,636,681
Accrued discounts/(premiums)	2,478		2,478
Realized gain (loss)	9,915		9,915
Change in unrealized appreciation/depreciation	25,505		25,505
Purchases	– 0	–	– 0	–
Sales	(226,665)		(226,665)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$3,447,914		$3,447,914

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$25,505		$25,505

As of December 31, 2014 all level 3 securities were priced by third party vendors.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

Virginia Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.6%
Long-Term Municipal Bonds - 100.6%
Virginia - 78.2%
Arlington County Industrial Development Authority (AHC LP-3/VA)
Series 2001
5.15%, 11/01/31	$1,420	$1,420,454
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,000	1,026,850
City of Chesapeake VA
Series 2010D
5.00%, 12/01/25	2,275	2,662,842
City of Hampton VA
Series 2010A
5.00%, 1/15/21	1,750	1,996,453
City of Newport News VA
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,408,310
City of Richmond VA
Series 2009A
5.00%, 7/15/27	1,400	1,603,014
AGM Series 2005A
5.00%, 7/15/15 (Pre-refunded/ETM)	2,500	2,563,325
City of Richmond VA (City of Richmond VA Public Utility Revenue)
Series 2009
5.00%, 1/15/28	1,000	1,117,100
Series 2013A
5.00%, 1/15/29	1,970	2,343,433
City of Suffolk VA
Series 2010A
5.00%, 8/01/22	2,080	2,443,251
Series 2011
5.00%, 2/01/26	5,060	5,910,890
NATL Series 2007A
5.00%, 2/01/17 (Pre-refunded/ETM)	1,710	1,864,875
5.00%, 2/01/20	1,290	1,397,909
City of Virginia Beach VA Water & Sewer System Revenue
Series 2005
5.00%, 10/01/30	2,000	2,065,120
County of Henrico VA
Series 2008A
5.00%, 12/01/26	1,000	1,135,440
Series 2010
5.00%, 7/15/24	6,600	7,721,142
County of Henrico VA Water & Sewer Revenue
Series 2009
5.00%, 5/01/25	1,165	1,321,308
Series 2009A
5.00%, 5/01/27	1,200	1,353,000
County of Isle Wight VA
Series 2008B
6.00%, 7/01/27	3,500	4,077,640

	Principal Amount (000)	U.S. $ Value
Culpeper County Economic Development Authority
Series 2014
4.00%, 6/01/29	$2,955	$3,197,990
Dullles Town Center Community Development Authority
Series 2012
4.25%, 3/01/26	1,000	1,003,010
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/34	1,000	1,187,240
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2011
5.00%, 4/01/28	8,635	9,737,689
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2007
5.00%, 10/01/22	1,000	1,082,800
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2009C
5.00%, 5/15/25	1,000	1,151,220
Series 2012
5.00%, 5/15/35	1,800	2,068,074
Series 2012D
5.00%, 5/15/27	3,000	3,520,950
Series 2014A
5.00%, 5/15/44	2,000	2,283,860
Greater Richmond Convention Center Authority
Series 2015
5.00%, 6/15/30-6/15/31 (a)	5,000	5,770,810
Hampton Roads Sanitation District
Series 2008
5.00%, 4/01/18 (Pre-refunded/ETM)	6,650	7,519,886
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42	2,000	2,026,140
Harrisonburg Industrial Development Authority (Rockingham Memorial Hospital)
AMBAC Series 2006
5.00%, 8/15/22-8/15/25	7,850	8,349,441
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/30	2,000	2,250,160
James City County Economic Development Authority
AGM Series 2006
5.00%, 6/15/22	4,385	4,769,214
Lexington Industrial Development Authority (VMI Obligated Group)
Series 2006B
5.00%, 12/01/30	3,885	4,387,797

	Principal Amount (000)	U.S. $ Value
Loudoun County Sanitation Authority
Series 2010
5.00%, 1/01/29	$3,820	$4,363,204
Montgomery County Industrial Development Authority/VA
Series 2008
5.00%, 2/01/24	2,000	2,212,380
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	250	291,660
Newport News Redevelopment & Housing Authority (Walker-Newport News LP)
Series 2002A
5.55%, 9/20/34	1,880	1,881,636
5.65%, 3/20/44	1,660	1,661,527
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/29	2,200	2,484,922
Northwestern Regional Jail Authority
NATL Series 2005
5.00%, 7/01/15 (Pre-refunded/ETM)	1,500	1,535,190
Prince William County Industrial Development Authority (George Mason University Foundation Prince William Life Sciences LAB LLC)
Series 2011
5.50%, 9/01/31	3,750	4,372,912
Reynolds Crossing Community Development Authority
Series 2007
5.10%, 3/01/21	921	922,474
Roanoke Economic Development Authority (Carilion Clinic Obligated Group)
AGM Series 2005C
5.00%, 7/01/27	3,000	3,411,930
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	4,000	2,803,600
Town of Leesburg VA
Series 2011A
5.00%, 1/15/24	2,040	2,385,739
Virginia College Building Authority
Series 2005A
5.00%, 9/01/15 (Pre-refunded/ETM)	5,615	5,791,872
5.00%, 9/01/15 (Pre-refunded/ETM)	5,890	6,075,535
Virginia College Building Authority (Liberty University, Inc.)
Series 2010
5.25%, 3/01/29	5,000	5,794,400
Virginia College Building Authority (Roanoke College)
Series 2007
5.00%, 4/01/23	1,000	1,064,120
Virginia Commonwealth University Health System Authority
Series 2011
5.00%, 7/01/27	1,000	1,152,710

	Principal Amount (000)	U.S. $ Value
Virginia Port Authority
Series 2010
5.00%, 7/01/30	$2,250	$2,494,350
Virginia Resources Authority (Virginia Pooled Financing Program Infrastructure)
Series 2011B
5.00%, 11/01/26	5,000	5,955,150
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2009
5.00%, 10/01/25	3,345	3,879,899
Series 2013
5.00%, 10/01/25	4,000	4,889,160
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	2,500	2,737,650
5.50%, 1/01/42	1,000	1,088,790
Virginia Small Business Financing Authority (Hampton University)
Series 2014
5.25%, 10/01/29	3,125	3,614,656
Virginia Small Business Financing Authority (Wellmont Health System)
Series 2007A
5.125%, 9/01/22	710	774,347

		180,378,450

Arizona - 2.3%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,945	4,323,562
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	280	266,613
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	811,223

		5,401,398

California - 1.3%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008
6.25%, 8/15/28	1,910	2,195,507
Series 2008A
5.50%, 8/15/23	660	748,394

		2,943,901

	Principal Amount (000)	U.S. $ Value
Colorado - 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	$1,220	$1,375,086

District of Columbia - 7.2%
Metropolitan Washington Airports Authority
Series 2009C
5.125%, 10/01/34	5,130	5,773,200
Series 2012A
5.00%, 10/01/30	2,480	2,818,222
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (b)	4,300	4,578,855
Washington Metropolitan Area Transit Authority
Series 2009A
5.25%, 7/01/27	3,000	3,460,920

		16,631,197

Florida - 0.7%
Pinellas County Educational Facilities Authority (Barry University)
Series 2012
5.00%, 10/01/27	400	441,192
5.25%, 10/01/30	1,000	1,094,940

		1,536,132

Georgia - 0.2%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	510,990

Illinois - 0.2%
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax)
Series 2005A
5.95%, 3/01/28	413	421,892

Michigan - 0.7%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,575	1,706,071

New York - 4.0%
City of New York NY
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	1,120	1,191,344
5.00%, 6/01/22	5	5,310
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28-11/15/29	5,745	6,638,539
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	1,275	1,425,080

		9,260,273

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 1.7%
Puerto Rico Electric Power Authority
NATL Series 2003N
5.25%, 7/01/21	$2,000	$2,042,680
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,580	1,583,034
Series 2008
5.125%, 12/01/27	290	308,676

		3,934,390

Texas - 1.4%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,110	1,336,063
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	555	656,165
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	1,000	1,217,390

		3,209,618

Washington - 0.8%
State of Washington
AGM Series 2005B
5.00%, 7/01/15 (Pre-refunded/ETM)	1,335	1,366,653
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.00%, 10/01/32	400	440,728

		1,807,381

Wisconsin - 1.3%
Wisconsin Health & Educational Facilities Authority (Ministry Health Care, Inc.)
Series 2012C
5.00%, 8/15/32	2,700	3,062,853

U.S. $ Value
Total Investments - 100.6% (cost $216,719,577) (c)	$232,179,632
Other assets less liabilities - (0.6)%	(1,424,591)

Net Assets - 100.0%	$230,755,041

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/01/17	SIFMA	*	3.792%	$637,272

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,689,886 and gross unrealized depreciation of investments was $(229,831), resulting in net unrealized appreciation of $15,460,055.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.8% and 26.8%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

Virginia Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$226,220,993		$5,958,639		$232,179,632

Total Investments in Securities		– 0	–	226,220,993		5,958,639		232,179,632
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	637,272		– 0	–	637,272
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$226,858,265		$5,958,639		$232,816,904

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$5,953,118		$5,953,118
Accrued discounts/(premiums)	2,243		2,243
Realized gain (loss)	5,432		5,432
Change in unrealized appreciation/depreciation	52,846		52,846
Purchases	– 0	–	– 0	–
Sales	(55,000)		(55,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$5,958,639		$5,958,639

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$52,846		$52,846

As of December 31, 2014 all level 3 securities were priced by third party vendors.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2015